NET INCOME (LOSS) PER SHARE (Schedule of Anti-dilutive Securities Excluded from Computation of Diluted Net Loss Per Share) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NETINCOME(LOSS)PER SHARE [Abstract]
Ordinary shares	3,184,294	4,513,130	3,603,423